CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Assets:
Cash and cash equivalents		$ 139,453	¥ 968,225	¥ 846,120
Restricted cash (including RMB30,735 and RMB103,481 from Consolidated Assets Backed Financing Entities ("ABFE") as of December 31, 2015 and 2016, respectively)	[1]	175,470	1,218,286	483,965
Accounts receivable		4,117	28,581	82,993
Prepaid expenses and other assets (including RMB1,376 and RMB1,056 from Consolidated ABFE as of December 31, 2015 and 2016, respectively)		67,228	466,763	246,723
Loans at fair value (including RMB221,268 and RMB371,033 from Consolidated ABFE as of December 31, 2015 and 2016, respectively)		53,440	371,033	221,268
Amounts due from related parties		242	1,678	86,889
Held-to-maturity investments (including nil and RMB4,896 from Consolidated ABFE as of December 31, 2015 and 2016, respectively)		14,247	98,917	30,000
Available-for-sale investments		166,787	1,158,000
Property, equipment and software, net		5,113	35,503	16,183
Deferred tax assets		62,855	436,402	175,862
Total assets		688,952	4,783,388	2,190,003
Liabilities:
Accounts payable (including accounts payable of VIE Companies, without recourse to the Company of RMB4,499 and RMB13,544 as of December 31, 2015 and 2016, respectively; including accounts payable of Consolidated ABFE, without recourse to the Company of nil and RMB 147 as of December 31, 2015 and 2016, respectively)	[2]	1,972	13,691	4,499
Amounts due to related parties (including amounts due to related parties of VIE Companies, without recourse to the Company of RMB3,426 and RMB6,907 as of December 31, 2015 and 2016, respectively)		1,672	11,609	3,668
Liabilities from quality assurance program (including liabilities from quality assurance program of VIE Companies, without recourse to the Company of RMB546,332 and RMB1,471,000 as of December 31, 2015 and 2016, respectively)	[3]	211,868	1,471,000	546,332
Deferred revenue (including deferred revenue of VIE Companies, without recourse to the Company of RMB117,484 and RMB164,318 as of December 31, 2015 and 2016, respectively)		23,667	164,318	117,484
Payable to investors at fair value (including payable to investors at fair value of Consolidated ABFE, without recourse to the Company of RMB252,907 and RMB418,686 from as of December 31, 2015 and 2016, respectively)		60,303	418,686	252,907
Accrued expenses and other liabilities (including accrued expenses and other liabilities of VIE Companies, without recourse to the Company of RMB244,438 and RMB507,890 as of December 31, 2015 and 2016, respectively; including accrued expenses and other liabilities of Consolidated ABFE, without recourse to the Company of RMB713 and RMB 2,895 as of December 31, 2015 and 2016, respectively)		81,257	564,165	288,171
Total liabilities		380,739	2,643,469	1,213,061
Commitments and Contingencies (Note 15)
Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, 117,000,000 and 119,512,300 shares issued and outstanding as of December 31, 2015 and 2016, respectively)		11	75	73
Additional paid-in capital		134,419	933,272	791,841
Accumulated other comprehensive income		4,243	29,457	101
Retained earnings		169,540	1,177,115	184,927
Total equity		308,213	2,139,919	976,942
Total liabilities and equity		$ 688,952	¥ 4,783,388	¥ 2,190,003

[1]	The Company consolidated Huijin No. 28 Single Capital Trust E1, Yiren Elite Loan Trust Beneficial Right Asset Backed Special Plan, CreditEase Wealth Consumer Credit Investment Fund and Huijin No. 28 Single Capital Trust E2 as a whole, which are named “Assets Backed Financing Entities” or the “ABFE”, see Note 2.
[2]	VIE companies refers to Heng Cheng and Yi Ren Wealth Management, see Note 2.
[3]	Liabilities from quality assurance program refers to Liabilities from risk reserve fund guarantee in previous annual report.